Financial Instruments - Summary of Financial Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Share Capital [Line Items]
Other financial liabilities	$ 434	$ 138	$ 95
Current lease liabilities	69
Non-current lease liabilities	253
Share Repurchase Program [Member]
Disclosure Of Share Capital [Line Items]
Other financial liabilities	$ 200		$ 21